SUPPLEMENT DATED MARCH 15, 2024
TO

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS I SHARE AND MASTERS EXTRA II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT F

The Prospectus is updated as follows:

BlackRock International Limited is added as a Subadviser to the BlackRock Global Allocation V.I. Fund.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE